UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     July 17, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $215,065 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     4738    75447 SH       Sole                    40567        0    34880
AKAMAI TECHNOLOGIES INC        COM              00971t101    10828   311240 SH       Sole                   163965        0   147275
AMERICAN INTL GROUP INC        COM              026874107     3869   146213 SH       Sole                    77297        0    68916
AMPHENOL CORP NEW              CL A             032095101     5486   122238 SH       Sole                    65380        0    56858
BROADCOM CORP                  CL A             111320107     9869   361623 SH       Sole                   193665        0   167958
CARDINAL HEALTH INC            COM              14149y108     7015   136000 SH       Sole                    75300        0    60700
CISCO SYS INC                  COM              17275R102     4544   195375 SH       Sole                   103415        0    91960
COACH INC                      COM              189754104     9616   332950 SH       Sole                   175682        0   157268
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    10127   311515 SH       Sole                   161095        0   150420
DANAHER CORP DEL               COM              235851102     5038    65178 SH       Sole                    34014        0    31164
EBAY INC                       COM              278642103     5153   188530 SH       Sole                   113660        0    74870
FEDEX CORP                     COM              31428x106     4893    62096 SH       Sole                    31741        0    30355
FISERV INC                     COM              337738108     4404    97063 SH       Sole                    50778        0    46285
GAMESTOP CORP NEW              CL A             36467w109     4070   100735 SH       Sole                    53090        0    47645
GENENTECH INC                  COM NEW          368710406     9288   122368 SH       Sole                    64645        0    57723
GOOGLE INC                     CL A             38259p508     4413     8383 SH       Sole                     4388        0     3995
ILLINOIS TOOL WKS INC          COM              452308109     4622    97294 SH       Sole                    50840        0    46454
JOHNSON CTLS INC               COM              478366107     3849   134220 SH       Sole                    67775        0    66445
KOHLS CORP                     COM              500255104     6475   161712 SH       Sole                    91906        0    69806
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     3764    41425 SH       Sole                    21710        0    19715
MANITOWOC INC                  COM              563571108     4004   123075 SH       Sole                    64825        0    58250
MEMC ELECTR MATLS INC          COM              552715104     5168    83982 SH       Sole                    44680        0    39302
NETAPP INC                     COM              64110D104     7522   347280 SH       Sole                   189625        0   157655
NII HLDGS INC                  CL B NEW         62913f201    10079   212225 SH       Sole                   108010        0   104215
NIKE INC                       CL B             654106103     5008    84007 SH       Sole                    44038        0    39969
ORACLE CORP                    COM              68389X105     4415   210235 SH       Sole                   111100        0    99135
ROCKWELL COLLINS INC           COM              774341101     3558    74190 SH       Sole                    39100        0    35090
SCHWAB CHARLES CORP NEW        COM              808513105     9669   470727 SH       Sole                   246160        0   224567
STAPLES INC                    COM              855030102    11033   464567 SH       Sole                   244017        0   220550
STRYKER CORP                   COM              863667101     4400    69980 SH       Sole                    35433        0    34547
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4718   103018 SH       Sole                    54889        0    48129
UNITED TECHNOLOGIES CORP       COM              913017109     4168    67555 SH       Sole                    35414        0    32141
UNITEDHEALTH GROUP INC         COM              91324p102     5437   207128 SH       Sole                   113520        0    93608
WALGREEN CO                    COM              931422109     4319   132850 SH       Sole                    69865        0    62985
WEATHERFORD INTERNATIONAL LT   COM              g95089101     9506   191686 SH       Sole                   100026        0    91660